SECURITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available for Sale Securities and Held to Maturity Securities Continuous Unrealized Loss Position Fair Value	$ 326,013	$ 269,691
Available-for-sale and held-to-maturity of investment portfolio (in percent)	78.00%	75.00%
Unrealized loss on securities	7,418
Available-for-sale Securities, Gross Realized Gains	737	1,026	2,455
Available for Sale and Held to Maturity Securities Pledged as Collateral	217,236	210,494
Assets Sold under Agreements to Repurchase, Carrying Amount	34,972	34,978
Available-for-sale Securities, Gross Realized Losses	85	197	161
Corporate Debt Securities [Member]
Available for Sale Securities and Held to Maturity Securities Continuous Unrealized Loss Position Fair Value	7,990	9,172
Held to maturity security transfer to available-for-sale, carrying value	450
Available-for-sale Securities, Gross Realized Gains	$ 5